SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2004
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	April 22, 2004



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 48

Form 13F Information Table Value Total : $663,046






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104    25232  3573916 SH       SOLE                  3573916
Abbott Laboratories            COM              002824100     1973    48000 SH       SOLE                    48000
Advent Software                COM              007974108    16276   871300 SH       SOLE                   871300
Affymetrix                     COM              00826T108    48566  1438132 SH       SOLE                  1438132
Agile Software                 COM              00846x105     7672   876773 SH       SOLE                   876773
ArthroCare                     COM              043136100    10174   437600 SH       SOLE                   437600
Atheros                        COM              04743p108     3419   198000 SH       SOLE                   198000
BEA Systems, Inc               COM              073325102    33247  2613720 SH       SOLE                  2613720
BP Amoco PLC                   COM              055622104      976    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1399       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1779      572 SH       SOLE                      572
CNET Networks Inc.             COM              12613R104    17031  1647075 SH       SOLE                  1647075
Ciena Corp                     COM              171779101     2629   528959 SH       SOLE                   528959
EMC Corporation                COM              268648102    25443  1869409 SH       SOLE                  1869409
Electronic Arts                COM              285512109    27001   502438 SH       SOLE                   502438
Exelixis Inc                   COM              30161Q104     2927   343525 SH       SOLE                   343525
FormFactor                     COM              346375108    16417   785875 SH       SOLE                   785875
General Electric               COM              369604103     1710    56016 SH       SOLE                    56016
General Mills                  COM              370334104      623    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      304    10000 SH       SOLE                    10000
IBM                            COM              459200101     2169    23616 SH       SOLE                    23616
Intel Corp.                    COM              458140100     2812   103392 SH       SOLE                   103392
Intuit                         COM              461202103    45464  1018696 SH       SOLE                  1018696
JDS Uniphase Corp.             COM              46612J101    18124  4453160 SH       SOLE                  4453160
Johnson & Johnson              COM              478160104      818    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104    31842  1223753 SH       SOLE                  1223753
Linear Technology              COM              535678106    41265  1112569 SH       SOLE                  1112569
Magma Design                   COM              559181102    13135   629050 SH       SOLE                   629050
Maxim Intgrtd. Prod.           COM              57772K101    34309   730438 SH       SOLE                   730438
McData Corporation             COM              580031102     1315   191200 SH       SOLE                   191200
Minnesota Mining               COM              604059105      327     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     7633   405150 SH       SOLE                   405150
Nektar Therapeutics            COM              640268108    10731   498675 SH       SOLE                   498675
Netscreen Technologies         COM              64117V107     9259   254375 SH       SOLE                   254375
PMC-Sierra Inc                 COM              69344F106    26534  1563574 SH       SOLE                  1563574
Pfizer, Inc.                   COM              717081103     2187    62400 SH       SOLE                    62400
Pharmion Corp                  COM              71715B409     5102   226375 SH       SOLE                   226375
Rouse Co.                      COM              779273101      563    10500 SH       SOLE                    10500
Schering-Plough                COM              806605101     1025    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      511     8000 SH       SOLE                     8000
Siebel                         COM              826170102    43151  3742455 SH       SOLE                  3742455
Target CP                      COM              239753106     1146    25440 SH       SOLE                    25440
Tularik, Inc.                  COM              899165104     7952   323900 SH       SOLE                   323900
Vertex Pharm.                  COM              92532F100     8248   875608 SH       SOLE                   875608
Vignette                       COM              926734104     3124  1509100 SH       SOLE                  1509100
Vitesse Semi.                  COM              928497106    31916  4495270 SH       SOLE                  4495270
Webmethods                     COM              94768c108    13365  1427899 SH       SOLE                  1427899
Yahoo                          COM              984332106    54221  1118649 SH       SOLE                  1118649